Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Note 22 — Subsequent Events In March 2022, the Group issued an aggregate of 2,450,000 deferred shares to third-party consultants in exchange for their services over the next two years.